INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Opening balance	$ 685	$ 1,726
Tax positions reversed in current year related to previous years	(685)	(1,315)
Tax positions taken in current year	0	240
Accrued interest	0	34
Ending Balance	$ 0	$ 685